General and administrative expense - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Total share-based payment expense recognized	$ 1,650	$ 1,302	$ 3,806	$ 2,252
General and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Total share-based payment expense recognized			3,806	2,252
Insurance expense			$ 1,554	$ 1,876